Filed pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS

TETON Westwood Equity Fund

(“Equity Fund”)

TETON Westwood Balanced Fund

(“Balanced Fund”)

Supplement dated April 24, 2023, to each of the Equity Fund’s and Balanced Fund’s Summary Prospectus,

Statutory Prospectus and Statement of Additional Information, each dated January 27, 2023.

Mr. Will Sheehan has resigned as a portfolio manager of the Equity Fund and the Balanced Fund. Accordingly, effective April 24, 2023, all references to Mr. Will Sheehan are hereby removed in their entirety from the applicable sections of each such Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE